Consolidated Statements of Loss and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	¥ 1,186,429	$ 187,154	¥ 1,010,985	¥ 770,237
Total cost of revenue	(943,698)	(148,865)	(823,686)	(611,470)
Gross profit	242,731	38,289	187,299	158,767
Operating expenses:
Fulfillment expenses	(134,026)	(21,142)	(120,188)	(115,887)
Sales and marketing expenses	(170,986)	(26,972)	(160,201)	(128,387)
General and administrative expenses	(76,248)	(12,028)	(113,972)	(54,277)
Other income, net	280	44	1,067	2,398
Loss from operations	(138,249)	(21,809)	(205,995)	(137,386)
Interest income	15,477	2,441	17,553	400
Interest expense	(20,884)	(3,294)	(27,650)	(59,268)
Other gain (losses), net	6,020	950	11,332	6,984
Fair value change of derivative liabilities	2,824	445	11,369	13,345
Loss before income tax expenses	(134,812)	(21,267)	(193,391)	(175,925)
Income tax expenses	1,571	248	871	512
Share of results of equity investees	418	65	(696)	(520)
Net loss	(132,823)	(20,954)	(193,216)	(175,933)
Less: Net income attributable to the non-controlling interest shareholders	(4,433)	(699)	1,228	3,091
Net loss attributable to Boqii Holding Limited	(128,390)	(20,255)	(194,444)	(179,024)
Accretion on convertible redeemable preferred shares to redemption value			120,873	(204,796)
Accretion on redeemable non-controlling interests to redemption value	(575)	(91)	(138)
Deemed dividend to preferred shareholders			(12,547)	(1,142)
Net loss attributable to Boqii Holding Limited's ordinary shareholders	(128,965)	(20,346)	(86,256)	(384,962)
Net loss	(132,823)	(20,954)	(193,216)	(175,933)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(16,529)	(2,606)	(32,148)	2,021
Unrealized securities holding gains/(losses)	(9,368)	(1,478)	772	3,209
Total comprehensive loss	(158,720)	(25,038)	(224,592)	(170,703)
Less: Total comprehensive loss/(income) attributable to non- controlling interests shareholders	(4,433)	(699)	1,228	3,091
Total comprehensive loss attributable to Boqii Holding Limited	¥ (154,287)	$ (24,339)	¥ (225,820)	¥ (173,794)
Net loss per share attributable to Boqii Holding Limited's ordinary shareholders
— basic | (per share)	¥ (1.9)	$ (0.3)	¥ (1.29)	¥ (17.31)
— diluted | (per share)	¥ (1.9)	$ (0.3)	¥ (1.29)	¥ (17.31)
Weighted average number of ordinary shares
— basic | shares	68,006,172	68,006,172	66,953,610	22,238,454
— diluted | shares	68,006,172	68,006,172	66,953,610	22,238,454
Product Sales [Member]
Net revenues:
Total revenues	¥ 1,137,329	$ 179,409	¥ 1,003,197	¥ 767,496
Total cost of revenue | ¥	(930,400)		(820,300)	(610,600)
Online Marketing And Information Services And Other Revenue [Member]
Net revenues:
Total revenues	49,100	$ 7,745	7,788	2,741
Total cost of revenue | ¥	¥ (13,300)		¥ (3,400)	¥ (900)